Total net investment result - Summary of Total Net Investment Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Total Insurance, Other And Financing Net Investment Results [Line Items]
Total net investment result	€ 346	€ 465
Insurance Net Investment Result [Member]
Total Insurance, Other And Financing Net Investment Results [Line Items]
Total net investment result	313	393
Other Net Investment Result [Member]
Total Insurance, Other And Financing Net Investment Results [Line Items]
Total net investment result	125	163
Financing Net Investment Result [Member]
Total Insurance, Other And Financing Net Investment Results [Line Items]
Total net investment result	€ (92)	€ (91)

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.